FINANCIAL INSTRUMENTS - Debt Interest Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jan. 31, 2013
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 511	$ 609
Deposits on Pascua-Lama silver sale agreement (note 29)
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 66	$ 63
Effective rate (as percent)	8.37%	8.37%
Deposits on Pueblo Viejo gold and silver streaming agreement (note 29)
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 35	$ 37
Effective rate (as percent)	6.14%	6.34%
4.4%/5.7% notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 77	$ 104
Effective rate (as percent)	5.23%	5.09%
3.85%/5.25% notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 53	$ 53
Effective rate (as percent)	4.87%	4.87%
5.80% notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 23	$ 23
Effective rate (as percent)	5.85%	5.85%
5.75%/6.35% notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 38	$ 38
Effective rate (as percent)	6.41%	6.41%
Other fixed rate notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 93	$ 128
Effective rate (as percent)	6.38%	6.75%
Pueblo Viejo Project financing
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 14	$ 33
Effective rate (as percent)	7.04%	6.23%
Capital leases
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 3	$ 5
Effective rate (as percent)	3.60%	4.02%
Other debt obligations
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 31	$ 36
Effective rate (as percent)	6.55%	6.09%
4.10%/5.75% notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 72	$ 82
Effective rate (as percent)	5.12%	4.98%
Acacia Credit Facility
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 6	$ 7
Effective rate (as percent)	3.59%	3.59%	3.60%